Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
16.	Property, plant and equipment

Property, plant and equipment consist of the following (in thousands):

	Freehold land and buildings	Leasehold improvements	Fixtures and fittings	Motor vehicles	Plant, machinery and equipment	Totals
Cost
At December 31, 2017	$-	$23,453	$5,516	$142	$6,563	$35,674
Additions	-	16,086	2,083	-	3,318	21,487
Disposals	-	(1,489)	(211)	(28)	(61)	(1,789)
Transfers	-	(1,156)	889	-	101	(166)
Foreign exchange movements	-	(1,830)	(501)	(5)	(525)	(2,861)
At December 31, 2018	-	35,064	7,776	109	9,396	52,345
Additions	17,948	10,633	3,424	117	9,809	41,931
Disposals	-	(322)	(35)	(30)	(22)	(409)
Transfers	-	(2,109)	1,824	-	(2,100)	(2,385)
Foreign exchange movements	(130)	(131)	(21)	(3)	(139)	(424)
At December 31, 2019	17,818	43,135	12,968	193	16,944	91,058
Accumulated depreciation
At December 31, 2017	-	(4,008)	(1,862)	(112)	(2,996)	(8,978)
Depreciation for year	-	(4,091)	(1,196)	(14)	(2,037)	(7,338)
Disposals	-	562	136	28	35	761
Transfers	-	-	11	-	(11)	-
Foreign exchange movements	-	375	129	4	230	738
At December 31, 2018	-	(7,162)	(2,782)	(94)	(4,779)	(14,817)
Depreciation for year	-	(3,994)	(1,995)	(23)	(2,960)	(8,972)
Disposals	-	219	31	16	16	282
Transfers	-	579	-	-	-	579
Foreign exchange movements	-	(159)	86	1	(59)	(131)
At December 31, 2019	-	(10,517)	(4,660)	(100)	(7,782)	(23,059)
Net book value
At December 31, 2018	-	27,902	4,994	15	4,617	37,528
At December 31, 2019	$17,818	$32,618	$8,308	$93	$9,162	$67,999

Included within leasehold improvements and computer equipment is $774,000 (2018:$6,312,000) of assets that are under the course of construction. Depreciation will commence once they have been brought into use.

Depreciation for all property, plant and equipment is recorded in selling, general and administrative expenses.